Income Taxes - Summary of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current:
Domestic			$ 35,244	$ 13,558	$ 34,013
Foreign			18,238	5,974	2
Total			53,482	19,532	34,015
Deferred:
Domestic			(8,660)	(6,173)	54
Foreign			2,928	836	(388)
Total			(5,732)	(5,337)	(334)
Provision for income taxes	$ 9,101	$ 5,700	$ 47,750	$ 14,195	$ 33,681